Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) $ in Millions	3 Months Ended
Dec. 31, 2018 USD ($)
Software
Finite-Lived Intangible Assets
Impairment of finite lived intangible	$ 0.4